Accounts payable	12 Months Ended
Dec. 31, 2023
Accounts payable
Accounts payable
15.	Accounts payable
Accounts payable consist of the following:

	As of December 31,
	2022	2023

	(RMB in millions)
Vendor payable	126,821	131,421
Shipping charges payable and others	33,786	34,746

Total	160,607	166,167

JD Technology and other financial institutions (the “Institutions”) offer supply chain financing services to the Group’s suppliers. Suppliers can sell one or more of the Group’s payment obligations at their sole discretion to the Institutions to receive funds ahead of time to meet their cash flow needs. The Group’s rights and obligations are not impacted and the original payment terms, timing or amount, remain unchanged. The Group did not provide assets pledged as security or other forms of guarantees under the supply chain financing arrangements. As of December 31, 2022 and
2023, RMB16,671 million and RMB21,316 million, respectively, of the outstanding payment obligations were elected by the suppliers and sold to the Institutions.